Equity incentive plan (Details-Fair Value Of Incentive Grants)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.40%	2.20%
Expected life in years	3 years	3 years
Expected volatility	48.20%	28.70%